Horizon Defensive Core Fund
Schedule of Investments
February 28, 2025 (Unaudited)

COMMON STOCKS - 99.6%	Shares	Value
Banking - 1.1%
Citizens Financial Group, Inc.	7,890	$361,125
Huntington Bancshares, Inc.	25,550	420,809
KeyCorp	16,602	287,547
PNC Financial Services Group, Inc.	6,985	1,340,561
Regions Financial Corp.	16,112	382,016
Truist Financial Corp.	23,532	1,090,708
US Bancorp	27,399	1,285,013
		5,167,779

Consumer Discretionary Products - 4.0%
Aptiv PLC (a)	4,637	301,961
Deckers Outdoor Corp. (a)	2,667	371,673
DR Horton, Inc.	5,139	651,677
Fortune Brands Innovations, Inc.	2,163	139,989
Nike, Inc. - Class B	20,871	1,657,784
NVR, Inc. (a)	50	362,279
PulteGroup, Inc.	3,636	375,526
Rivian Automotive, Inc. - Class A (a)	13,050	154,512
Tesla, Inc. (a)	50,384	14,761,504
		18,776,905

Consumer Discretionary Services - 1.6%
Darden Restaurants, Inc.	2,062	413,348
Domino's Pizza, Inc.	605	296,275
Hilton Worldwide Holdings, Inc.	4,326	1,146,217
McDonald's Corp.	12,575	3,877,250
Royal Caribbean Cruises Ltd.	4,302	1,058,722
Yum! Brands, Inc.	4,936	771,842
		7,563,654

Consumer Staple Products - 4.6%
Church & Dwight Co., Inc.	4,285	476,492
Clorox Co.	2,168	339,053
Coca-Cola Co.	71,720	5,107,181
Colgate-Palmolive Co.	13,609	1,240,732
Conagra Brands, Inc.	8,333	212,825
General Mills, Inc.	9,706	588,378
Hormel Foods Corp.	5,282	151,224
J M Smucker Co.	1,871	206,802
Kellanova	4,834	400,739
Keurig Dr Pepper, Inc.	20,178	676,366
Kimberly-Clark Corp.	5,909	839,137
Lamb Weston Holdings, Inc.	2,498	129,571
McCormick & Co., Inc.	4,421	365,219
PepsiCo, Inc.	24,009	3,684,661
Procter & Gamble Co.	41,252	7,171,248
The Campbell's Co.	3,385	135,603
		21,725,231

Financial Services - 10.8%
Ally Financial, Inc.	4,833	179,304
American Express Co.	9,997	3,008,697
Ameriprise Financial, Inc.	1,724	926,305
Annaly Capital Management, Inc.	9,449	207,500
Bank of New York Mellon Corp.	12,968	1,153,504
Blackrock, Inc.	2,599	2,541,250
Broadridge Financial Solutions, Inc.	2,059	496,672
Capital One Financial Corp.	6,707	1,345,089
CBOE Global Markets, Inc.	1,840	387,872
Charles Schwab Corp.	28,125	2,236,781
Discover Financial Services	4,399	858,641
FactSet Research Systems, Inc.	662	305,672
Fair Isaac Corp. (a)	427	805,471
Fidelity National Information Services, Inc.	9,580	681,330
Fiserv, Inc. (a)	10,094	2,379,055
Franklin Resources, Inc.	5,046	102,182
Intercontinental Exchange, Inc.	10,070	1,744,426
LPL Financial Holdings, Inc.	1,309	486,608
MarketAxess Holdings, Inc.	661	127,434
MasterCard, Inc. - Class A	14,468	8,338,053
Moody's Corp.	2,863	1,442,780
Morgan Stanley	21,319	2,837,772
Nasdaq, Inc.	7,557	625,568
Northern Trust Corp.	3,544	390,620
PayPal Holdings, Inc. (a)	17,074	1,213,108
Raymond James Financial, Inc.	3,432	530,827
S&P Global, Inc.	5,619	2,999,085
State Street Corp.	5,162	512,225
Synchrony Financial	6,967	422,758
T. Rowe Price Group, Inc.	3,907	413,048
TransUnion	3,406	314,817
Visa, Inc. - Class A	29,352	10,646,264
		50,660,718

Health Care - 10.7%
ABIOMED INC (a)(b)	239	0
Agilent Technologies, Inc.	5,026	642,926
Align Technology, Inc. (a)	1,246	233,039
Amgen, Inc.	9,426	2,903,774
Avantor, Inc. (a)	11,907	198,847
Biogen, Inc. (a)	2,550	358,275
Bio-Techne Corp.	2,781	171,727
Bristol-Myers Squibb Co.	35,530	2,118,299
Cencora, Inc.	3,110	788,509
Cigna Group	4,914	1,517,689
Cooper Cos., Inc. (a)	3,490	315,426
Danaher Corp.	11,391	2,366,594
DaVita, Inc. (a)	811	119,931
Dexcom, Inc. (a)	7,013	619,739
Edwards Lifesciences Corp. (a)	10,584	758,026
Elevance Health, Inc.	4,054	1,608,952
Eli Lilly & Co.	14,211	13,083,073
GE HealthCare Technologies, Inc.	7,999	698,713
Gilead Sciences, Inc.	21,844	2,496,988
HCA Healthcare, Inc.	3,389	1,038,051
Henry Schein, Inc. (a)	2,224	160,506
Hologic, Inc. (a)	4,048	256,603
Humana, Inc.	2,106	569,505
IDEXX Laboratories, Inc. (a)	1,441	629,875
Insulet Corp. (a)	1,218	331,625
IQVIA Holdings, Inc. (a)	3,179	600,195
Johnson & Johnson	42,167	6,958,398
Labcorp Holdings, Inc.	1,474	370,033
Merck & Co., Inc.	44,546	4,109,368
Mettler-Toledo International, Inc. (a)	372	473,452
Molina Healthcare, Inc. (a)	1,018	306,540
Neurocrine Biosciences, Inc. (a)	1,767	209,778
Quest Diagnostics, Inc.	1,954	337,847
Solventum Corp. (a)	2,572	205,117
STERIS PLC	1,721	377,346
Teleflex, Inc.	820	108,855
Waters Corp. (a)	1,039	392,056
West Pharmaceutical Services, Inc.	1,262	293,213
Zimmer Biomet Holdings, Inc.	3,563	371,692
Zoetis, Inc.	7,956	1,330,561
		50,431,143

Industrial Products - 5.2%
3M Co.	9,625	1,493,030
Allegion PLC	1,525	196,283
Axon Enterprise, Inc. (a)	1,265	668,489
Carrier Global Corp.	14,243	922,946
Caterpillar, Inc.	8,520	2,930,454
CNH Industrial NV	15,386	198,172
Cummins, Inc.	2,406	885,841
Deere & Co.	4,555	2,189,998
Dover Corp.	2,408	478,638
Eaton Corp. PLC	7,008	2,055,587
Fortive Corp.	6,141	488,455
General Electric Co.	19,034	3,939,657
Graco, Inc.	2,972	258,772
IDEX Corp.	1,322	256,904
Illinois Tool Works, Inc.	5,173	1,365,569
Ingersoll Rand, Inc.	7,070	599,395
Johnson Controls International PLC	11,740	1,005,648
Keysight Technologies, Inc. (a)	3,034	484,014
Lennox International, Inc.	562	337,790
Pentair PLC	2,898	272,992
Rockwell Automation, Inc.	1,985	569,993
Toro Co.	1,794	143,897
Trane Technologies PLC	3,974	1,405,604
Trimble, Inc. (a)	4,266	307,067
Veralto Corp.	4,344	433,357
Xylem, Inc.	4,256	557,068
		24,445,620

Industrial Services - 3.0%
Automatic Data Processing, Inc.	7,175	2,261,416
CH Robinson Worldwide, Inc.	2,062	209,540
Cintas Corp.	6,370	1,321,775
CSX Corp.	33,952	1,086,803
Delta Air Lines, Inc.	2,828	170,019
EMCOR Group, Inc.	815	333,262
Expeditors International of Washington, Inc.	2,474	290,349
JB Hunt Transport Services, Inc.	1,431	230,663
Knight-Swift Transportation Holdings, Inc.	2,841	143,300
Old Dominion Freight Line, Inc.	3,382	596,923
Paychex, Inc.	5,713	866,491
Quanta Services, Inc.	2,587	671,663
Union Pacific Corp.	10,650	2,627,248
United Parcel Service, Inc. - Class B	12,819	1,525,846
United Rentals, Inc.	1,162	746,376
WW Grainger, Inc.	771	787,353
		13,869,027

Insurance - 2.4%
Aflac, Inc.	9,338	1,022,231
Allstate Corp.	4,628	921,666
Arch Capital Group Ltd.	6,594	612,649
Assurant, Inc.	899	186,893
Equitable Holdings, Inc.	5,572	306,571
Hartford Insurance Group, Inc.	5,134	607,250
Marsh & McLennan Cos., Inc.	8,634	2,053,511
Principal Financial Group, Inc.	4,068	362,215
Progressive Corp.	10,286	2,900,652
Prudential Financial, Inc.	6,259	720,411
Travelers Cos., Inc.	3,999	1,033,701
Willis Towers Watson PLC	1,776	603,218
		11,330,968

Materials - 2.7%
Air Products & Chemicals, Inc.	3,883	1,227,610
Avery Dennison Corp.	1,405	264,098
Ball Corp.	5,323	280,469
CRH PLC	11,936	1,223,679
Ecolab, Inc.	4,493	1,208,662
International Flavors & Fragrances, Inc.	4,479	366,427
International Paper Co.	5,782	325,816
Linde PLC	8,358	3,903,604
LyondellBasell Industries NV - Class A	4,536	348,501
Martin Marietta Materials, Inc.	1,067	515,510
Newmont Goldcorp Corp.	20,034	858,257
Nucor Corp.	4,151	570,638
Owens Corning	1,524	234,757
PPG Industries, Inc.	4,073	461,145
Smurfit WestRock PLC	9,107	474,201
Steel Dynamics, Inc.	2,563	346,184
		12,609,558

Media - 9.7%
Alphabet, Inc. - Class A	103,402	17,607,293
Alphabet, Inc. - Class C	88,729	15,280,908
Booking Holdings, Inc.	583	2,924,334
Charter Communications, Inc. - Class A (a)	1,629	592,255
Comcast Corp. - Class A	67,768	2,431,516
DoorDash, Inc. - Class A (a)	5,404	1,072,370
Electronic Arts, Inc.	4,403	568,515
Fox Corp. - Class A	3,905	224,928
Fox Corp. - Class B	2,480	134,094
Interpublic Group of Cos., Inc.	6,566	179,908
Omnicom Group, Inc.	3,418	282,874
Take-Two Interactive Software, Inc. (a)	3,075	651,838
Walt Disney Co.	31,816	3,620,661
		45,571,494

Oil & Gas - 1.9%
Baker Hughes & GE Co.,	17,429	777,159
Cheniere Energy, Inc.	3,975	908,526
Halliburton Co.	15,472	407,997
HF Sinclair Corp.	2,845	100,343
Marathon Petroleum Corp.	5,875	882,307
ONEOK, Inc.	10,249	1,028,897
Phillips 66	7,336	951,406
Schlumberger, Ltd.	24,892	1,037,001
Targa Resources Corp.	3,662	738,699
Valero Energy Corp.	5,625	735,356
Williams Cos., Inc.	21,433	1,246,972
		8,814,663

Real Estate - 2.3%
American Tower Corp.	8,141	1,673,952
BXP, Inc.	2,623	186,049
CBRE Group, Inc. - Class A (a)	5,374	762,786
Crown Castle, Inc.	7,590	714,219
Digital Realty Trust, Inc.	5,738	896,964
Equinix, Inc.	1,662	1,503,478
Healthpeak Properties, Inc.	12,248	250,594
Iron Mountain, Inc.	5,138	478,707
Prologis, Inc.	16,228	2,010,974
SBA Communications Corp.	1,869	407,255
Welltower, Inc.	10,846	1,664,970
Weyerhaeuser Co.	12,705	382,421
		10,932,369

Renewable Energy - 0.1%
Enphase Energy, Inc. (a)	2,362	135,414
First Solar, Inc. (a)	1,778	242,128
		377,542

Retail & Wholesale - Discretionary - 4.5%
AutoZone, Inc. (a)	300	1,047,903
Best Buy Co., Inc.	3,558	319,900
Burlington Stores, Inc. (a)	1,118	278,751
CarMax, Inc. (a)	2,710	224,849
Dick's Sporting Goods, Inc.	1,010	227,351
eBay, Inc.	8,579	555,404
Ferguson Enterprises, Inc.	3,518	624,445
Genuine Parts Co.	2,439	304,582
Home Depot, Inc.	17,409	6,904,409
LKQ Corp.	4,599	194,032
Lowe's Cos., Inc.	9,946	2,472,973
Lululemon Athletica, Inc. (a)	1,957	715,499
MercadoLibre, Inc. (a)	797	1,691,130
O'Reilly Automotive, Inc. (a)	1,017	1,396,992
Pool Corp.	670	232,490
TJX Cos., Inc.	19,786	2,468,501
Tractor Supply Co.	9,454	523,279
Ulta Beauty, Inc. (a)	824	301,881
Williams-Sonoma, Inc.	2,208	429,633
		20,914,004

Retail & Wholesale - Staples - 0.5%
Albertsons Cos., Inc. - Class A	6,610	139,074
Bunge Global SA	2,476	183,694
Kroger Co.	12,055	781,405
Target Corp.	8,074	1,003,114
Walgreens Boots Alliance, Inc.	12,886	137,623
		2,244,910

Software & Tech Services - 17.8%
Accenture PLC - Class A	10,986	3,828,621
Adobe, Inc. (a)	7,744	3,396,209
Akamai Technologies, Inc. (a)	2,656	214,286
ANSYS, Inc. (a)	1,535	511,539
Aspen Technology, Inc. (a)	497	131,829
Atlassian Corp. - Class A (a)	2,808	798,202
Autodesk, Inc. (a)	3,772	1,034,320
Cadence Design Systems, Inc. (a)	4,799	1,202,150
Dayforce, Inc. (a)	2,771	171,774
DocuSign, Inc. (a)	3,571	297,000
Gartner, Inc. (a)	1,353	674,227
Gen Digital, Inc.	9,727	265,839
HubSpot, Inc. (a)	855	619,011
International Business Machines Corp.	16,142	4,074,887
Intuit, Inc.	4,936	3,029,914
Manhattan Associates, Inc. (a)	1,075	190,146
Microsoft Corp.	124,067	49,253,358
Palo Alto Networks, Inc. (a)	11,442	2,178,900
PTC, Inc. (a)	2,106	344,605
Salesforce, Inc.	16,800	5,003,880
ServiceNow, Inc. (a)	3,630	3,375,029
Synopsys, Inc. (a)	2,682	1,226,425
Twilio, Inc. - Class A (a)	2,686	322,132
Workday, Inc. - Class A (a)	3,751	987,788
Zscaler, Inc. (a)	1,601	314,164
		83,446,235

Tech Hardware & Semiconductors - 14.9%
Advanced Micro Devices, Inc. (a)	28,399	2,835,924
Applied Materials, Inc.	14,425	2,280,160
Hewlett Packard Enterprise Co.	22,751	450,697
HP, Inc.	16,886	521,271
Intel Corp.	74,433	1,766,295
Juniper Networks, Inc.	5,768	208,802
Lam Research Corp.	22,692	1,741,384
Marvell Technology, Inc.	15,138	1,389,971
NetApp, Inc.	3,585	357,819
NVIDIA Corp.	429,897	53,702,733
NXP Semiconductors NV	4,457	960,885
Sandisk Corp. (a)	2,008	94,059
Seagate Technology Holdings PLC	3,678	374,825
Texas Instruments, Inc.	15,991	3,134,076
Western Digital Corp. (a)	6,068	296,907
		70,115,808

Telecommunications - 0.7%
Verizon Communications, Inc.	73,757	3,178,927

Utilities - 1.1%
American Water Works Co., Inc.	3,416	464,474
Atmos Energy Corp.	2,717	413,337
CMS Energy Corp.	5,237	382,563
Consolidated Edison, Inc.	6,060	615,211
Edison International	6,784	369,321
Essential Utilities, Inc.	4,548	172,733
Eversource Energy	6,272	395,199
Exelon Corp.	17,548	775,622
NiSource, Inc.	7,867	321,052
NRG Energy, Inc.	3,615	382,142
Sempra	11,085	793,353
		5,085,007
TOTAL COMMON STOCKS (Cost $371,622,192)		467,261,562

SHORT-TERM INVESTMENTS - 0.4%	Shares	Value
Money Market Funds - 0.4%
First American Treasury Obligations Fund - Class X, 4.28% (c)	1,722,076	1,722,076
TOTAL SHORT-TERM INVESTMENTS (Cost $1,722,076)		1,722,076

TOTAL INVESTMENTS - 100.0% (Cost $373,344,268)		468,983,638
Other Assets in Excess of Liabilities - 0.0% (d)		208,029
TOTAL NET ASSETS - 100.0%		$469,191,667
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company

(a)	Non-income producing security.
(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of February 28, 2025.

(c)	The rate shown represents the 7-day annualized effective yield as of February 28, 2025.
(d)	Represents less than 0.05% of net assets.

Summary of Fair Value Disclosure as of February 28, 2025 (Unaudited)

Horizon Defensive Core Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of February 28, 2025:

	Level 1	Level 2	Level 3		Total
Investments:
Common Stocks	$467,261,562	$–	$0	(a)	$467,261,562
Money Market Funds	1,722,076	–	–		1,722,076
Total Investments	$468,983,638	$–	$0	(a)	$468,983,638

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were no transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)	Amount is less than $0.50.